Supplementary cash flow information (Tables)	9 Months Ended
Sep. 30, 2018
Supplementary cash flow information
Schedule of additional information provided with respect to net cash provided by (used in) investing activities
Details for net cash provided by (used in) investing activities in € THOUS
	For the nine months ended September 30,
	2018	2017
Details for acquisitions
Assets acquired	-241.677	-625.394
Liabilities assumed	12.222	134.074
Noncontrolling interests subject to put provisions	11.805	61.738
Noncontrolling interests	42.722	11.424
Non-cash consideration	9.629	14.175
Cash paid	-165.299	-403.983
Less cash acquired	3.015	8.572
Net cash paid for acquisitions	-162.284	-395.411

Cash paid for investments	-574.475	-16.780
Cash paid for intangible assets	-71.494	-15.681
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	-808.253	-427.872

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	1.662.297	19.575
Cash received from divestitures of debt securities	148.864	9.186
Cash received from repayment of loans	79	1.985
Proceeds from divestitures	1.811.240	30.746